Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	FAIR VALUE MEASUREMENTS
ASC 820, Fair Value Measurements and Disclosures, provides a framework for measuring fair value. Fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value, as follows: Level 1, which refers to securities valued using unadjusted quoted prices from active markets for identical assets; Level 2, which refers to securities not traded on an active market but for which observable market inputs are readily available; and Level 3, which refers to securities valued based on significant unobservable inputs. Assets are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Plan’s policy is to recognize significant transfers between levels at the end of the reporting period. There were no transfers between levels for the period ended December 31, 2025.

The following is a description of the valuation methodologies used for assets measured at fair value:

Investments in Registered Investment Companies: Valued at the daily closing price as reported by the respective funds based on quoted market prices from active markets and categorized as Level 1.

Crane Company Stock Fund and Crane NXT Stock Fund: Separately managed accounts that are valued daily based on the underlying stock's closing price on its primary exchange. The funds own the underlying securities of the separately managed accounts and are considered separately as individual investments for accounting and financial statement reporting purposes. Both Crane Company common stock and Crane NXT common stock are categorized as Level 1.

Collective Trust Funds: Valued at the net asset value ("NAV") of units of a bank collective trust held by the Plan at year-end. The NAV is used as a practical expedient to estimate fair value and is based on the fair value of the underlying investments held by the fund less its liabilities. This practical expedient would not be used if it is determined to be probable that the fund will sell the investment for an amount different from the reported NAV. Participant transactions (issuances and redemptions) may occur daily. Were the Plan to initiate a full redemption of the collective trust, the investment advisor reserves the right to temporarily delay withdrawal from the trust in order to ensure the securities liquidations will be carried out in an orderly business manner. Due to the nature of these funds, there are no unfunded commitments or redemption restrictions.

Stable Value Fund - A collective trust fund that is composed primarily of fully benefit-responsive investment contracts and valued at the NAV of units. The NAV is used as a practical expedient to estimate fair value. This practical expedient would not be used if it is determined to be probable that the fund will sell the investment for an amount different from the reported NAV. Participant transactions (issuances and redemptions) may occur daily. If the Plan initiates a full redemption of the collective trust, the issuer reserves the right to require 12 months’ notification in order to confirm that securities liquidations will be carried out in an orderly business manner. Due to the nature of the fund, there are no unfunded commitments or redemption restrictions.

The Vanguard Retirement Savings Trust III is a collective trust fund sponsored by Vanguard (the “Fund”). The beneficial interest of each participant is represented by units. Units are issued and redeemed daily at the Fund’s constant NAV of $1 per unit. Distribution to the Fund’s unit holders is declared daily from the net investment income and automatically reinvested in the Fund on a monthly basis, when paid. It is the policy of the Fund to use best efforts to maintain a stable NAV of $1 per unit; although there is no guarantee that the Fund will be able to maintain this value.
The following tables set forth by level within the fair value hierarchy a summary of the Plan’s investments measured at fair value on a recurring basis as of December 31, 2025 and 2024.

	Fair Value Measurements as of December 31, 2025 Using:
	Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Registered Investment Companies:
Domestic stock funds	$118,660,190	$—	$—	$118,660,190
International stock funds	27,069,895	—	—	27,069,895
Bond fund	23,442,494	—	—	23,442,494
Money market fund	96,800	—	—	96,800
Crane Company Stock	5,122,497	—	—	5,122,497
Crane NXT Stock	3,062,490	—	—	3,062,490
Total	$177,454,366	$—	$—	$177,454,366
Investments measured at NAV:
Collective trust funds				$219,902,880
Stable value fund				14,797,699
Total investments				$412,154,945

	Fair Value Measurements as of December 31, 2024 Using:
	Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Registered Investment Companies:
Domestic stock funds	$110,266,822	$—	$—	$110,266,822
International stock funds	22,770,147	—	—	22,770,147
Bond fund	21,893,941	—	—	21,893,941
Money market fund	23,101	—	—	23,101
Crane Company Stock	5,802,569	—	—	5,802,569
Crane NXT Stock	4,253,956	—	—	4,253,956
Total	$165,010,536	$—	$—	$165,010,536
Investments measured at NAV:
Collective trust funds				$188,478,469
Stable value fund				14,322,450
Total investments				$367,811,455